Consolidated Group statement of changes in equity - USD ($) $ in Millions	Total		Adjustment on adoption of IFRS 16	After adjustment	share capital	share capital After adjustment	Share premium	Share premium After adjustment	Translation reserve	Translation reserve After adjustment	Treasury shares	Treasury shares After adjustment	Own shares	Own shares After adjustment	Retained earnings	Retained earnings Adjustment on adoption of IFRS 16	Retained earnings After adjustment	Non- controlling interest
Beginning balance at Jul. 31, 2018	$ 4,057				$ 45		$ 67		$ (556)		$ (1,380)		$ (90)		$ 5,972			$ (1)
Profit for the year	1,108	[1],[2]													1,108
Other comprehensive expense	(72)								(42)						(30)
Total comprehensive income for the year	1,036								(42)						1,078
Cancellation of Treasury shares	0				(4)						1,369				(1,365)
Group reconstruction	0				(11)		16,083								(16,072)
Capital reduction	0						(16,150)								16,150
Issue of share capital	9						9
Purchase of own shares by Employee Benefit Trusts	38												38
Issue of own shares by Employee Benefit Trusts	0												26		(26)
Credit to equity for share-based payments	34														34
Tax relating to share-based payments	6														6
Adjustment arising from change in non-controlling interest	1																	1
Purchase of Treasury shares	(309)										(309)
Disposal of Treasury shares	3										15				(12)
Dividends paid	(449)														(449)
Ending balance at Jul. 31, 2019	4,350		$ (187)	$ 4,163	30	$ 30	9	$ 9	(598)	$ (598)	(305)	$ (305)	(102)	$ (102)	5,316	$ (187)	$ 5,129
Beginning balance at Jul. 30, 2019											(146)
Purchase of Treasury shares											(159)
Ending balance at Jul. 31, 2019	4,350		$ (187)	$ 4,163	30	$ 30	9	$ 9	(598)	$ (598)	(305)	$ (305)	(102)	$ (102)	5,316	$ (187)	$ 5,129
Profit for the year	961	[2]													961
Other comprehensive expense	(156)								35						(191)
Total comprehensive income for the year	805								35						770
Purchase of own shares by Employee Benefit Trusts	26												26
Issue of own shares by Employee Benefit Trusts	0												40		(40)
Credit to equity for share-based payments	26														26
Tax relating to share-based payments	11														11
Purchase of Treasury shares	(292)										(292)
Disposal of Treasury shares	11										27				(16)
Dividends paid	(327)														(327)
Ending balance at Jul. 31, 2020	4,371				30		9		(563)		(570)		(88)		5,553			0
Beginning balance at Jul. 30, 2020											(570)
Purchase of Treasury shares											0
Ending balance at Jul. 31, 2020	4,371				30		9		(563)		(570)		(88)		5,553			0
Profit for the year	1,508														1,508
Other comprehensive expense	267								179						88
Total comprehensive income for the year	1,775								179						1,596
Purchase of own shares by Employee Benefit Trusts													0
Reclassification of exchange on translation of overseas operations	0								(14)						14
Issue of own shares by Employee Benefit Trusts	0												30		(30)
Credit to equity for share-based payments	71														71
Tax relating to share-based payments	9														9
Purchase of Treasury shares	(400)										(400)
Disposal of Treasury shares	18										39				(21)
Dividends paid	(1,034)														(1,034)
Ending balance at Jul. 31, 2021	$ 4,810				$ 30		$ 9		$ (398)		$ (931)		$ (58)		$ 6,158			$ 0

[1]	The Group adopted IFRS 16 “Leases” on August 1, 2019 applying the modified retrospective transition method. As a result, comparatives have not been restated and are shown on an IAS 17 “Leases” basis. See note 1 for further details.
[2]	The Group disposed of its shares in Wolseley UK Limited (“UK business”) on January 29, 2021. The UK results have been reclassified to discontinued operations and the prior year comparative results have been restated throughout the consolidated financial statements. See note 6 for further details.